INCOME TAXES - Schedule of Effective Tax Rate (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory rate			22.00%	22.00%
Foreign rate difference			(1.60%)	(1.00%)
Permanent differences			(1.30%)	0.70%
Research and development credits			0.00%	(0.90%)
State income tax, net			3.50%	(1.90%)
Valuation allowance			(23.90%)	(18.90%)
Other			4.20%	0.00%
Effective tax rate	4.40%	0.00%	2.90%	0.00%